Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (1.4%)
	New York Times Co. Class A	241,228	15,559
*	EchoStar Corp. Class A	200,155	14,669
*	Frontier Communications Parent Inc.	372,590	14,129
	Nexstar Media Group Inc. Class A	42,398	8,146
	Warner Music Group Corp. Class A	216,925	6,126
*	ZoomInfo Technologies Inc. Class A	418,387	4,150
	Iridium Communications Inc.	158,333	2,597
			65,376
Consumer Discretionary (11.6%)
	Somnigroup International Inc.	312,440	28,594
*	Burlington Stores Inc.	92,755	23,396
	Dick's Sporting Goods Inc.	99,522	20,558
	Toll Brothers Inc.	146,190	20,442
*	TopBuild Corp.	41,652	18,848
	Texas Roadhouse Inc. Class A	98,927	17,337
	Service Corp. International	208,757	16,582
	Aramark	391,293	14,544
*	Planet Fitness Inc. Class A	124,918	13,987
*	GameStop Corp. Class A	612,596	13,802
*	Five Below Inc.	81,954	13,513
	Autoliv Inc.	105,157	12,407
	Lithia Motors Inc. Class A	38,165	12,169
*	Chewy Inc. Class A	331,822	11,537
*	Duolingo Inc. Class A	59,086	11,310
*	Ollie's Bargain Outlet Holdings Inc.	91,312	11,241
	Wingstop Inc.	41,567	11,004
	Churchill Downs Inc.	99,174	10,819
	Hyatt Hotels Corp. Class A	63,019	10,360
*	Floor & Decor Holdings Inc. Class A	160,299	10,198
*	Mattel Inc.	479,552	10,128
	Murphy USA Inc.	26,128	10,061
*	Taylor Morrison Home Corp. Class A	147,099	9,222
	Gap Inc.	338,625	9,167
	Macy's Inc.	404,013	9,034
*	AutoNation Inc.	42,084	8,892
	VF Corp.	488,037	8,541
	Lear Corp.	79,168	8,499
	H&R Block Inc.	199,253	8,393
	Thor Industries Inc.	79,162	8,361
	Wyndham Hotels & Resorts Inc.	113,618	8,317
	Vail Resorts Inc.	55,271	7,750
	Gentex Corp.	326,473	7,453
	Boyd Gaming Corp.	88,256	7,352
*	Cava Group Inc.	148,287	7,250
*	Abercrombie & Fitch Co. Class A	70,771	6,926
*	Crocs Inc.	81,211	6,901
	Travel + Leisure Co.	96,510	6,619
*	Grand Canyon Education Inc.	41,264	6,509
	KB Home	101,124	6,505
[1]	Whirlpool Corp.	83,062	6,425
	Brunswick Corp.	97,083	6,418
	PVH Corp.	71,422	6,054
*	Valvoline Inc.	188,959	5,916
	Graham Holdings Co. Class B	5,061	5,600
	Bath & Body Works Inc.	314,678	5,479
	Polaris Inc.	79,344	5,265
*	YETI Holdings Inc.	121,191	5,027
*	Capri Holdings Ltd.	177,628	4,506
	Penske Automotive Group Inc.	27,593	4,462
	Harley-Davidson Inc.	181,375	4,442
	Visteon Corp.	40,692	4,201
*	Hilton Grand Vacations Inc.	92,043	3,942

		Shares	Market Value ($000)
*	Goodyear Tire & Rubber Co.	427,023	3,698
*	RH	22,922	3,612
	Choice Hotels International Inc.	30,853	2,816
	Marriott Vacations Worldwide Corp.	41,308	2,255
	Columbia Sportswear Co.	38,399	2,062
*	Under Armour Inc. Class A	280,273	1,295
*	Under Armour Inc. Class C	182,616	809
			548,812
Consumer Staples (4.4%)
	Casey's General Stores Inc.	55,344	31,571
*	US Foods Holding Corp.	335,210	26,371
*	Performance Food Group Co.	232,993	22,617
*	BJ's Wholesale Club Holdings Inc.	196,571	17,540
	Coca-Cola Consolidated Inc.	89,216	14,538
*	Sprouts Farmers Market Inc.	145,473	12,192
*	Maplebear Inc.	274,491	11,531
	Albertsons Cos. Inc. Class A	600,089	11,000
	Ingredion Inc.	95,547	10,275
*	Celsius Holdings Inc.	238,046	9,746
*	Darling Ingredients Inc.	235,390	8,618
*	Post Holdings Inc.	71,116	7,398
*	elf Beauty Inc.	88,202	6,718
*	BellRing Brands Inc.	187,113	5,780
	Marzetti Co.	30,301	5,058
	Flowers Foods Inc.	315,231	3,382
	Pilgrim's Pride Corp.	63,764	2,426
*	Boston Beer Co. Inc. Class A	11,806	2,300
*	Coty Inc. Class A	546,968	1,816
			210,877
Energy (4.2%)
	TechnipFMC plc	611,898	27,695
	DT Midstream Inc.	151,259	18,372
*	Antero Resources Corp.	436,931	15,917
	Ovintiv Inc.	382,728	15,677
	Permian Resources Corp.	1,041,265	15,088
	Range Resources Corp.	354,643	14,005
	HF Sinclair Corp.	236,758	12,527
	Viper Energy Inc. Class A	251,126	9,174
	Antero Midstream Corp.	498,519	8,978
	NOV Inc.	553,021	8,494
*	CNX Resources Corp.	210,404	8,172
	Chord Energy Corp.	85,172	7,994
	Weatherford International plc	106,852	7,993
	Matador Resources Co.	174,064	7,380
	Murphy Oil Corp.	199,448	6,396
*	Valaris Ltd.	98,406	5,551
	PBF Energy Inc. Class A	121,995	4,206
	Civitas Resources Inc.	124,423	3,654
			197,273
Financials (16.3%)
	Fidelity National Financial Inc.	380,208	22,596
	East West Bancorp Inc.	205,165	21,891
	Annaly Capital Management Inc.	955,806	21,792
	Carlyle Group Inc.	387,641	21,138
	Equitable Holdings Inc.	445,870	20,818
	Reinsurance Group of America Inc.	98,398	18,683
	Stifel Financial Corp.	152,110	18,557
	Evercore Inc. Class A	57,456	18,390
	RenaissanceRe Holdings Ltd.	70,067	18,299
	Unum Group	233,256	17,720
	Ally Financial Inc.	416,933	17,219
	First Horizon Corp.	755,961	16,888
	Old Republic International Corp.	340,339	15,690
	Comerica Inc.	191,328	15,379
	Webster Financial Corp.	247,434	14,747
	Houlihan Lokey Inc. Class A	80,945	14,198
	American Financial Group Inc.	103,049	14,192
	Jefferies Financial Group Inc.	245,632	14,139

		Shares	Market Value ($000)
	SouthState Bank Corp.	150,678	13,487
	Wintrust Financial Corp.	99,690	13,360
	Kinsale Capital Group Inc.	32,953	12,684
	Western Alliance Bancorp	154,089	12,563
	Primerica Inc.	48,231	12,411
	Columbia Banking System Inc.	445,164	12,340
	Cullen/Frost Bankers Inc.	95,784	11,850
	UMB Financial Corp.	106,256	11,803
	Zions Bancorp NA	219,780	11,699
	Affiliated Managers Group Inc.	42,302	11,372
	SEI Investments Co.	139,904	11,313
	Old National Bancorp	519,216	11,283
	Cadence Bank	277,390	11,051
	Pinnacle Financial Partners Inc.	114,476	10,495
	Voya Financial Inc.	143,531	10,090
	First American Financial Corp.	151,535	9,965
	Commerce Bancshares Inc.	184,749	9,960
	Synovus Financial Corp.	206,611	9,959
	Hanover Insurance Group Inc.	53,247	9,880
	Ryan Specialty Holdings Inc. Class A	167,734	9,740
	MGIC Investment Corp.	343,152	9,728
	Prosperity Bancshares Inc.	141,399	9,716
	Starwood Property Trust Inc.	513,677	9,421
	FirstCash Holdings Inc.	58,117	9,206
	Essent Group Ltd.	146,656	9,204
	SLM Corp.	310,231	9,090
	FNB Corp.	534,412	8,893
	RLI Corp.	136,667	8,427
	Janus Henderson Group plc	185,657	8,115
	Valley National Bancorp	716,086	8,106
	Glacier Bancorp Inc.	191,326	8,093
	United Bankshares Inc.	210,210	7,828
	Morningstar Inc.	36,390	7,819
	Home BancShares Inc.	272,631	7,650
	Hancock Whitney Corp.	126,071	7,639
*,1	WEX Inc.	50,957	7,560
	Hamilton Lane Inc. Class A	60,190	7,460
*,1	Shift4 Payments Inc. Class A	100,059	7,382
	Bank OZK	157,440	7,245
	Selective Insurance Group Inc.	90,507	7,110
	Associated Banc-Corp	242,848	6,385
*	Texas Capital Bancshares Inc.	67,998	6,131
	First Financial Bankshares Inc.	193,568	6,047
	CNO Financial Group Inc.	144,058	5,896
*	Brighthouse Financial Inc.	84,926	5,567
	Federated Hermes Inc. Class B	109,827	5,510
	Flagstar Bank NA	446,440	5,464
	International Bancshares Corp.	80,688	5,364
*	Euronet Worldwide Inc.	60,313	4,469
	Kemper Corp.	93,651	3,814
			769,980
Health Care (9.3%)
*	United Therapeutics Corp.	67,318	32,717
*	Illumina Inc.	228,790	30,074
*	Tenet Healthcare Corp.	131,509	28,516
*	Neurocrine Biosciences Inc.	147,629	22,463
*	Medpace Holdings Inc.	33,040	19,575
*	Exelixis Inc.	400,704	17,699
	Encompass Health Corp.	149,939	17,426
*	Elanco Animal Health Inc.	739,456	17,207
*	Penumbra Inc.	58,052	17,019
*	BioMarin Pharmaceutical Inc.	285,815	15,986
*	Jazz Pharmaceuticals plc	90,290	15,939
	Ensign Group Inc.	85,280	15,823
*	Globus Medical Inc. Class A	167,652	15,263
*	HealthEquity Inc.	128,729	13,540
*	Repligen Corp.	78,718	13,462
*	Roivant Sciences Ltd.	640,245	13,323
*	Halozyme Therapeutics Inc.	174,107	12,431

		Shares	Market Value ($000)
*	Hims & Hers Health Inc.	307,761	12,237
*	Cytokinetics Inc.	178,082	12,133
*	Avantor Inc.	1,014,794	11,904
*	Doximity Inc. Class A	203,028	10,444
*	Masimo Corp.	68,735	9,790
	Chemed Corp.	21,686	9,524
*	Bio-Rad Laboratories Inc. Class A	27,173	8,827
	Bruker Corp.	164,830	8,045
*	Option Care Health Inc.	241,368	7,507
*	Lantheus Holdings Inc.	101,031	5,948
*	Haemonetics Corp.	71,575	5,823
*	Sotera Health Co.	307,911	5,382
*	LivaNova plc	81,474	5,199
*	Envista Holdings Corp.	247,930	5,182
	DENTSPLY SIRONA Inc.	297,550	3,374
	Perrigo Co. plc	205,255	2,740
			442,522
Industrials (23.8%)
	Comfort Systems USA Inc.	52,398	51,190
	Curtiss-Wright Corp.	56,085	31,648
	RB Global Inc.	276,293	27,132
	Woodward Inc.	89,264	26,782
	nVent Electric plc	239,590	25,701
*	XPO Inc.	175,287	24,901
	TransUnion	289,972	24,662
	BWX Technologies Inc.	136,048	24,336
	Carpenter Technology Corp.	74,201	23,636
*	API Group Corp.	550,979	21,797
	ITT Inc.	116,105	21,382
*	RBC Bearings Inc.	46,784	20,817
*	ATI Inc.	205,158	20,680
	Graco Inc.	246,672	20,336
	AECOM	197,159	20,333
*	CACI International Inc. Class A	32,739	20,203
	Carlisle Cos. Inc.	63,496	20,196
*	Nextpower Inc. Class A	220,243	20,179
	Lincoln Electric Holdings Inc.	82,149	19,669
*	MasTec Inc.	91,259	19,518
	WESCO International Inc.	72,437	19,370
*	Kratos Defense & Security Solutions Inc.	251,248	19,120
	Mueller Industries Inc.	164,790	18,105
	Watsco Inc.	51,960	17,999
*	Clean Harbors Inc.	75,060	17,081
	Acuity Inc.	45,174	16,553
	Advanced Drainage Systems Inc.	106,491	16,227
	Donaldson Co. Inc.	173,473	15,595
*	Sterling Infrastructure Inc.	45,277	15,589
	Applied Industrial Technologies Inc.	56,708	14,677
	Regal Rexnord Corp.	98,804	14,424
	Owens Corning	124,502	14,099
	Flowserve Corp.	194,679	13,890
*	American Airlines Group Inc.	982,382	13,802
*	Core & Main Inc. Class A	282,342	13,648
	Tetra Tech Inc.	391,182	13,590
*	Chart Industries Inc.	65,773	13,414
	Crane Co.	72,816	13,344
*	AeroVironment Inc.	47,354	13,234
	CNH Industrial NV	1,321,820	12,465
	Oshkosh Corp.	95,269	12,212
	Valmont Industries Inc.	29,382	12,134
	Watts Water Technologies Inc. Class A	40,810	11,259
*	Saia Inc.	39,649	11,164
	Knight-Swift Transportation Holdings Inc. Class A	241,583	11,065
	Genpact Ltd.	241,302	10,632
	Ryder System Inc.	60,725	10,518
	Simpson Manufacturing Co. Inc.	61,953	10,370
*	Fluor Corp.	240,668	10,332
	Toro Co.	146,920	10,246
*	Paylocity Holding Corp.	66,522	9,801

		Shares	Market Value ($000)
	AGCO Corp.	92,189	9,768
*	ExlService Holdings Inc.	240,414	9,552
	Esab Corp.	84,919	9,531
*	Kirby Corp.	83,046	9,427
	AAON Inc.	100,726	9,416
	Fortune Brands Innovations Inc.	178,698	9,226
	Hexcel Corp.	118,398	9,025
	MSA Safety Inc.	54,758	8,832
*	GXO Logistics Inc.	170,339	8,643
	GATX Corp.	52,969	8,471
*	Middleby Corp.	69,374	8,200
	UFP Industries Inc.	87,119	8,101
	EnerSys	55,728	7,975
	KBR Inc.	191,691	7,902
*	FTI Consulting Inc.	47,222	7,704
	Timken Co.	94,257	7,672
*	Alaska Air Group Inc.	171,472	7,349
	Maximus Inc.	83,798	7,214
	Brink's Co.	61,949	6,959
	Sensata Technologies Holding plc	216,519	6,944
	Landstar System Inc.	51,527	6,742
*	Parsons Corp.	79,405	6,724
	MSC Industrial Direct Co. Inc. Class A	67,850	6,036
	Science Applications International Corp.	69,677	6,007
*	Trex Co. Inc.	159,287	5,572
	Exponent Inc.	75,321	5,446
	Terex Corp.	97,872	4,523
*	Avis Budget Group Inc.	25,208	3,425
	Concentrix Corp.	66,772	2,418
	Insperity Inc.	53,384	1,888
			1,127,749
Information Technology (13.7%)
*	Ciena Corp.	210,422	42,970
*	Pure Storage Inc. Class A	462,158	41,114
*	Coherent Corp.	231,370	38,005
*	Lumentum Holdings Inc.	103,895	33,783
*	Flex Ltd.	558,667	33,023
*	Twilio Inc. Class A	228,385	29,619
*	Guidewire Software Inc.	125,334	27,070
*	Fabrinet	53,332	24,501
*	Docusign Inc.	300,795	20,860
*	Dynatrace Inc.	448,861	20,001
*	Okta Inc.	248,816	19,987
*	Nutanix Inc. Class A	399,081	19,076
	Entegris Inc.	225,635	17,406
*	MACOM Technology Solutions Holdings Inc.	95,330	16,682
*	Manhattan Associates Inc.	90,022	15,884
	MKS Inc.	99,954	15,632
*	Rambus Inc.	160,147	15,305
	TD SYNNEX Corp.	96,665	14,739
*	Lattice Semiconductor Corp.	203,757	14,306
*	Onto Innovation Inc.	72,940	10,442
	Cognex Corp.	249,893	9,521
	Littelfuse Inc.	36,875	9,441
	Bentley Systems Inc. Class B	221,735	9,304
*	Cirrus Logic Inc.	76,395	9,193
*	Kyndryl Holdings Inc.	343,937	8,884
*	Arrow Electronics Inc.	76,622	8,276
*	Dropbox Inc. Class A	275,406	8,229
*	Commvault Systems Inc.	66,150	8,170
	Vontier Corp.	218,247	7,918
	Universal Display Corp.	65,756	7,820
*	Appfolio Inc. Class A	34,027	7,768
*	Qualys Inc.	53,691	7,562
	Pegasystems Inc.	137,432	7,527
*	BILL Holdings Inc.	136,359	6,838
	Belden Inc.	58,908	6,680
*	Silicon Laboratories Inc.	48,768	6,222
	Amkor Technology Inc.	168,889	6,146

		Shares	Market Value ($000)
	Dolby Laboratories Inc. Class A	90,945	6,134
*	Novanta Inc.	53,443	6,074
	Avnet Inc.	125,110	5,944
*	Allegro MicroSystems Inc.	184,993	4,937
	Crane NXT Co.	73,681	4,148
*	Synaptics Inc.	57,507	3,940
*	Blackbaud Inc.	55,509	3,130
*	IPG Photonics Corp.	37,802	3,011
*	ASGN Inc.	65,354	2,942
	Power Integrations Inc.	83,710	2,813
			648,977
Materials (4.9%)
	Royal Gold Inc.	120,231	24,508
	Reliance Inc.	78,288	21,867
	RPM International Inc.	191,106	20,496
	Crown Holdings Inc.	171,262	16,583
	Alcoa Corp.	385,388	16,086
*,1	MP Materials Corp.	200,337	12,411
	AptarGroup Inc.	98,075	12,235
*	Cleveland-Cliffs Inc.	847,914	11,057
	Eagle Materials Inc.	48,305	10,807
	Commercial Metals Co.	166,607	10,626
*	Axalta Coating Systems Ltd.	322,319	9,712
	NewMarket Corp.	11,612	8,866
	Louisiana-Pacific Corp.	94,258	7,730
	Graphic Packaging Holding Co.	440,560	7,128
*	Knife River Corp.	84,215	6,303
	Sonoco Products Co.	146,546	6,180
	Silgan Holdings Inc.	132,489	5,252
	Cabot Corp.	79,023	4,944
	Avient Corp.	135,850	4,156
	Scotts Miracle-Gro Co.	66,344	3,756
	Olin Corp.	171,143	3,611
	Ashland Inc.	68,225	3,609
	Westlake Corp.	49,755	3,324
	Greif Inc. Class A	38,984	2,559
			233,806
Real Estate (6.6%)
*	Jones Lang LaSalle Inc.	70,521	22,968
	WP Carey Inc.	325,952	21,959
	Omega Healthcare Investors Inc.	439,114	20,164
	Gaming & Leisure Properties Inc.	421,277	18,338
	Equity LifeStyle Properties Inc.	288,491	18,137
	Lamar Advertising Co. Class A	129,195	17,104
	American Homes 4 Rent Class A	485,082	15,581
	Rexford Industrial Realty Inc.	351,428	14,623
	EastGroup Properties Inc.	79,272	14,362
	CubeSmart	339,404	12,636
	Agree Realty Corp.	164,451	12,370
	Brixmor Property Group Inc.	455,648	11,911
	NNN REIT Inc.	281,006	11,620
	First Industrial Realty Trust Inc.	197,065	11,280
	STAG Industrial Inc.	277,873	10,915
	Healthcare Realty Trust Inc. Class A	523,234	9,539
	Vornado Realty Trust	240,022	8,838
	Kite Realty Group Trust	327,033	7,568
	Sabra Health Care REIT Inc.	356,598	6,957
	Kilroy Realty Corp.	161,841	6,941
	Cousins Properties Inc.	249,726	6,438
	Independence Realty Trust Inc.	346,902	5,949
	EPR Properties	113,144	5,914
	COPT Defense Properties	168,145	5,167
	Rayonier Inc.	211,615	4,700
	PotlatchDeltic Corp.	106,084	4,269
	Park Hotels & Resorts Inc.	298,235	3,227
	National Storage Affiliates Trust	105,327	3,102
			312,577

			Shares	Market Value ($000)
Utilities (3.6%)
*		Talen Energy Corp.	68,001	26,811
		Essential Utilities Inc.	417,554	16,531
		OGE Energy Corp.	299,968	13,732
		UGI Corp.	320,020	12,657
		National Fuel Gas Co.	134,566	11,095
		IDACORP Inc.	80,449	10,602
		Ormat Technologies Inc.	90,396	10,207
		Portland General Electric Co.	163,010	8,284
		TXNM Energy Inc.	141,133	8,249
		Black Hills Corp.	108,378	7,997
		Southwest Gas Holdings Inc.	95,299	7,915
		Spire Inc.	87,821	7,786
		ONE Gas Inc.	89,242	7,473
		New Jersey Resources Corp.	149,400	7,183
		Northwestern Energy Group Inc.	91,259	6,305
		ALLETE Inc.	86,067	5,820
				168,647
Total Common Stocks (Cost $3,632,775)				4,726,596
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $20,437)	4.024%	204,378	20,438
Total Investments (100.2%) (Cost $3,653,212)				4,747,034
Other Assets and Liabilities—Net (-0.2%)				(10,778)
Net Assets (100%)				4,736,256
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,408.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,490 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2025	19	6,297	264

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
TD SYNNEX Corp.	8/31/2026	BANA	2,661	(3.880)	5	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,726,596	—	—	4,726,596
Temporary Cash Investments	20,438	—	—	20,438
Total	4,747,034	—	—	4,747,034

Derivative Financial Instruments
Assets
Futures Contracts[1]	264	—	—	264
Swap Contracts	—	5	—	5
Total	264	5	—	269
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.